Investment Strategy - MayTech Global Growth ETF	Sep. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies that MayTech Global Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “MayTech”) believes are benefiting from long-term secular growth trends and major structural changes across the global economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth companies, as described below.

The Sub-Adviser employs a fundamental, research-driven investment process that combines top-down thematic analysis with bottom-up company research. The investment process begins with the identification of long-term secular growth themes that the Sub-Adviser believes are reshaping industries, markets, and consumer behavior globally. These themes may arise from technological innovation, demographic changes, regulatory developments, evolving business models, or other structural shifts that create significant opportunities for sustained earnings growth and value creation. After identifying attractive investment themes, the Sub-Adviser conducts rigorous bottom-up fundamental analysis to identify companies that it believes are competitively advantaged and well-positioned to benefit from the identified themes (“growth companies”). In evaluating potential investments and identifying growth companies, the Sub-Adviser may consider factors such as market opportunity, business quality, competitive positioning, management team strength, financial characteristics, earnings growth potential, cash flow generation, valuation, and the company's ability to execute on long-term growth opportunities.

The Fund generally invests in a concentrated portfolio of approximately 20 to 30 equity securities. The Sub-Adviser seeks to construct a portfolio of its highest-conviction investment ideas and may allocate a larger portion of the Fund's assets to companies that it believes possess the strongest combination of thematic relevance, business quality, and long-term growth potential. The Sub-Adviser believes that many secular growth opportunities exhibit "winner-take-most" characteristics, where a limited number of companies ultimately capture a significant share of industry profits and value creation. The Fund may invest in companies of any market capitalization and may invest in U.S. and non-U.S. issuers, including issuers located in developed and emerging markets. The Fund may invest in common stocks, preferred stocks, depositary receipts, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), and other equity securities.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of growth companies. As part of the 80%, the Fund will invest at least 40% of its net assets, or if conditions are not favorable, invest at least 30% of its net assets, in equity securities of growth companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal circumstances, the Fund will maintain exposure to equity securities of growth companies in the United States and in at least three countries outside the United States.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors. From time to time, the Fund may focus its investments in particular sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of growth companies.